Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 2,210	$ 2,695
Less: Dividends declared on preference shares	(5)	(5)
Earnings used in consolidated earnings per share	2,205	2,690
Less: Earnings from discontinued operations, net of tax	(15)	(49)
Earnings used in earnings per share from continuing operations	$ 2,190	$ 2,641